Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 05, 2013
Prospectus Date	rr_ProspectusDate	Jan. 07, 2013
Supplement -- [Text Block]	jhiiasiatr_SupplementTextBlock_04

John Hancock Funds II
Supplement dated November 5, 2013 to the current Prospectus, as supplemented

Asia Total Return Bond Fund

The following replaces the first paragraph in the "Fund summary" section of the prospectus under the heading "Principal investment strategies" and the third paragraph in the "Fund details" section of the prospectus under the heading "Principal investment strategies":

The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds and corporate issuers in Asia. "Asia" means those countries that are located on the Asian continent or are in the Asian region, including Australia and New Zealand. An issuer is considered to be in Asia if its principal place of business is in Asia or it is incorporated or domiciled in Asia or, for supranational issuers, securities denominated in Asian currencies.

(John Hancock Funds II) | (Asia Total Return Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds and corporate issuers in Asia. "Asia" means those countries that are located on the Asian continent or are in the Asian region, including Australia and New Zealand. An issuer is considered to be in Asia if its principal place of business is in Asia or it is incorporated or domiciled in Asia or, for supranational issuers, securities denominated in Asian currencies.